Financial and capital risk management - Protection program for Libor floating interest rate US$ denominated debt (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)
Derivative financial instruments.
Financial settlement inflows (outflows)	$ (34)	$ (324)	$ (67)
Call options - Nickel Revenue Hedging - Bought
Derivative financial instruments.
Fair value of assets		(12)			$ (46)
Value at risk					10
Call options - Nickel Revenue Hedging - Bought | 2021
Derivative financial instruments.
Fair value of liabilities					(46)
Put options - Nickel Revenue Hedging - Bought
Derivative financial instruments.
Fair value of assets		162			28
Financial settlement inflows (outflows)	292
Value at risk					6
Put options - Nickel Revenue Hedging - Bought | 2021
Derivative financial instruments.
Fair value of liabilities					28
Cash flow hedge (Nickel and Palladium)
Derivative financial instruments.
Fair value of assets		$ 150			(18)
Financial settlement inflows (outflows)	$ 292
Value at risk					16
Cash flow hedge (Nickel and Palladium) | 2021
Derivative financial instruments.
Fair value of liabilities					(18)
EUR fixed rate vs. US$ fixed rate swap
Derivative financial instruments.
Receivable | €				€ 950
Payable					$ 950
Average receivable rate				0.13%	0.13%
Average payable rate				0.48%	0.48%
Fair value of liabilities					$ (7)
Value at risk					1
EUR fixed rate vs. US$ fixed rate swap | 2021
Derivative financial instruments.
Fair value of liabilities					(1)
EUR fixed rate vs. US$ fixed rate swap | 2023+
Derivative financial instruments.
Fair value of liabilities					(4)
EUR fixed rate vs. US$ fixed rate swap | 2022
Derivative financial instruments.
Fair value of liabilities					$ (1)